Shareholders Equity (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in common shares issued
Issued as of beginning of year	239,871,221	238,588,000
Issuances of CNH Common Shares:
Shares issued to Directors	8,000	32,000
Stock-based compensation	2,611,000	1,251,000
Issued as of end of year	30,624,076	239,871,221
Common Shares [Member]
Issuances of CNH Common Shares:
Conversion of common shares into common shares B	(211,866,037)